EXHIBIT 99.1

CIT Equipment Collateral 2008-VT1
Monthly Servicing Report

Determination Date:		12/18/08
Collection Period:	11/01/08	11/30/08
Record Date:		12/19/08
Payment Date:		12/22/08

I. AVAILABLE FUNDS

A. Collections

a.	Scheduled Payments Received			$16,483,864.68
b.	Liquidation Proceeds Allocated to Owner Trust			480,865.74
c.	Prepayments on Contracts			384,193.63
d.	Payments on Purchased Contracts			0.00
e.	Proceeds of Clean-up Call			0.00
f.	Investment Earnings on Collection Account			36,380.05

		Total Collections		$17,385,304.10

B. Determination of Available Funds

a.	Total Collections			$17,385,304.10
b.	Servicer Advances			2,392,183.74
c.	Recoveries of prior Servicer Advances			(1,156,446.84)
d.	Withdrawal from Reserve Account			271,009.82
e.	Net Swap Receipt			0.00

		Total Available Funds =		$18,892,050.82

II. DISTRIBUTION AMOUNTS

A. COLLECTION ACCOUNT DISTRIBUTION

1.	Servicing Fee			302,653.39

2.	Net Swap Payment			47,248.05

3.	Class A-1 Note Interest Distribution		206,914.67
	Class A-1 Note Principal Distribution		15,838,404.46
	Aggregate Class A-1 distribution			16,045,319.13

4.	Class A-2A Note Interest Distribution		416,500.00
	Class A-2A Note Principal Distribution		0.00
	Aggregate Class A-2 distribution			416,500.00

5.	Class A-2B Note Interest Distribution		144,237.78
	Class A-2B Note Principal Distribution		0.00
	Aggregate Class A-2B distribution			144,237.78

6.	Class A-3 Note Interest Distribution		1,093,033.88
	Class A-3 Note Principal Distribution		0.00
	Aggregate Class A-4 distribution			1,093,033.88

7.	Class B Note Interest Distribution		80,124.46
	Class B Note Principal Distribution		499,739.12
	Aggregate Class B distribution			579,863.58

8.	Class C Note Interest Distribution		122,877.28
	Class C Note Principal Distribution		46,745.37
	Aggregate Class C distribution			169,622.65

9.	Class D Note Interest Distribution		93,572.36
	Class D Note Principal Distribution		0.00
	Aggregate Class D distribution			93,572.36

10.	Deposit to the Reserve Account			0.00

11.	Trustee Expenses			0.00

12.	Any additional payments to swap counterparty			0.00

13.	Remainder to the holder of the equity certificate			0.00

		Collection Account Distributions =		18,892,050.82

B. INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =		0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

		Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
		Amounts	Notes	Notes	Notes	Notes

	1.	Interest Due	206,914.67	416,500.00	144,237.78	1,093,033.88
	2.	Interest Paid	206,914.67	416,500.00	144,237.78	1,093,033.88
	3.	Interest Shortfall	0.00	0.00	0.00	0.00
		((1) minus (2))
	4.	Principal Paid	15,838,404.46	0.00	0.00	0.00

	5.	Total Distribution Amount	16,045,319.13	416,500.00	144,237.78	1,093,033.88
		((2) plus (4))

		Distribution	Class B	Class C	Class D	Total Offered
		Amounts	Notes	Notes	Notes	Notes

	1.	Interest Due	80,124.46	122,877.28	93,572.36	2,157,260.43
	2.	Interest Paid	80,124.46	122,877.28	93,572.36	2,157,260.43
	3.	Interest Shortfall	0.00	0.00	0.00	0.00
		((1) minus (2))
	4.	Principal Paid	499,739.12	46,745.37	0.00	16,384,888.95

	5.	Total Distribution Amount	579,863.58	169,622.65	93,572.36	18,542,149.38
		((2) plus (4))

IV. Information Regarding the Securities

A	Summary of Balance Information

			Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
		Class	Coupon	Dec-08	Dec-08	Nov-08	Nov-08
			Rate	Payment Date	Payment Date	Payment Date	Payment Date

	a.	Class A-1 Notes	2.82620%	66,526,254.52	0.33770	82,364,658.98	0.41809
	b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
	c.	Class A-2B Notes	3.4525%	47,000,000.00	1.00000	47,000,000.00	1.00000
	d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
	e.	Class B Notes	6.5100%	14,269,746.47	0.76407	14,769,485.59	0.79083
	f.	Class C Notes	7.0000%	21,017,930.79	0.78908	21,064,676.16	0.79083
	g.	Class D Notes	7.4800%	15,011,608.30	0.79083	15,011,608.30	0.79083

	h.	Total Offered Notes		467,860,540.08		484,245,429.03

B	Other Information

			Scheduled	Scheduled
			Principal Balance	Principal Balance
		Class	Dec-08	Nov-08
			Payment Date	Payment Date

		Class A-1 Notes	66,526,254.52	83,293,329.52

				Target	Class	Target	Class
			Class	Principal Balance	Floor	Principal Amount	Floor
		Class	Percentage	Dec-08	Dec-08	Nov-08	Nov-08
				Payment Date	Payment Date	Payment Date	Payment Date

		Class A	89.50%	418,735,183.37		433,399,658.98
		Class B	3.05%	14,269,746.47	0.00	14,769,485.59	0.00
		Class C	4.35%	20,351,933.49	0.00	21,064,676.16	0.00
		Class D	3.10%	14,503,676.74	0.00	15,011,608.30	0.00

V. PRINCIPAL
A. MONTHLY PRINCIPAL AMOUNT
1.	Principal Balance of Notes and Equity Certificates			484,245,429.03
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)			467,860,540.08
	Total monthly principal amount			16,384,888.95
B. PRINCIPAL BREAKDOWN			No. of Accounts
1.	Scheduled Principal		39,379	15,009,277.73
2.	Prepaid Contracts		57	382,155.62
3.	Defaulted Contracts		131	993,455.60
4.	Contracts purchased by CIT Financial USA, Inc.		0	0.00
	Total Principal Breakdown		39,567	16,384,888.95

VI. CONTRACT POOL DATA
A. CONTRACT POOL CHARACTERISTICS
			Original	Dec-08	Nov-08
			Pool	Payment Date	Payment Date
1.	a. Contract Pool Balance		612,329,039.33	467,860,540.08	484,245,429.03
	b. No of Contracts		40,723	39,379	39,567
	c. Pool Factor		1.0000	0.7641	0.7908
2.	Weighted Average Remaining Term		39.80	33.43	34.19
3.	Weighted Average Original Term (at closing)		44.60

B. DELINQUENCY INFORMATION
		% of	% of Aggregate
			Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts
1.	Current	94.83%	95.40%	37,343	451,276,747.24
	31-60 days	2.51%	2.34%	990	11,049,714.81
	61-90 days	1.07%	0.94%	423	4,426,456.43
	91-120 days	0.65%	0.65%	257	3,056,869.02
	121-150 days	0.51%	0.43%	202	2,040,967.12
	151-180 days	0.42%	0.26%	164	1,210,199.24
	180+days (1)	0.00%	0.00%	0	0.00
	Total Delinquency	100.00%	100.00%	39,379	473,060,953.86
2.	Delinquent Scheduled Payments:
	Beginning of Collection Period			3,964,676.88
	End of Collection Period			5,200,413.78
	Change in Delinquent Scheduled Payments			1,235,736.90
(1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION
1.	Aggregate Contract Balance on Defaulted Contracts			993,455.60
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received			480,865.74
	Current period reported net losses			512,589.86
3.	Cumulative Reported Net Losses			2,758,339.45
4.	Cumulative Net Loss Ratio			0.4505%
5.	Cummlative Net Loss Trigger			1.0000%
VII. MISCELLANEOUS INFORMATION
A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance			3,964,676.88
2.	Current Period Servicer Advance			2,392,183.74
3.	Recoveries of prior Servicer Advances			(1,156,446.84)
4.	Ending Servicer Advance Balance			5,200,413.78
5	Unreimbursed Servicer Advances			0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			35,107,793.60
2.	Deposit from the Collection Account			0.00
3.	Withdrawals from the Reserve Account			(271,009.82)
4.	Investment Earnings			65,742.53
5.	Investment Earnings Distributions to the Depositor			(65,742.53)
6.	Remaining available amount			34,836,783.78
7.	Specified Reserve Account Balance			33,919,889.16
8.	Reserve Account Surplus/(Shortfall)			916,894.62
9.	Distribution of Reserve Account Surplus to the Depositor			(916,894.62)
10.	Ending Reserve Account Balance			33,919,889.16
11.	Reserve Account deficiency			0.00
12.	Reserve Account Floor			18,369,871.18
C. OTHER RELATED INFORMATION
1.	Discount Rate		6.6060%
2.	Life to Date Prepayment (CPR)		4.32%
3.	Life to Date Substitutions:
	a. Prepayments	0.00
	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A
5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A
6.	Any material breaches of pool assets representations or warranties or transaction covenants:
7.	Information regarding pool asset substitutions and repurchase:				0.00
8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				N/A

D1.		Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1		Unreimbursed Servicer Advances;
2		Servicing Fee;
3		a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4		Class B Note Interest Distribution;
5		Class C Note Interest Distribution;
6		Class D Note Interest Distribution;
7		Class A-1 Note Principal Distribution;
8		Class A-2A Note Principal Distribution;
9		Class A-2B Note Principal Distribution;
10.	Class B NotClass A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12		Class C Note Principal Distribution;
13		Class D Note Principal Distribution;
14		Class A-1 Note Reallocated Principal Distribution
15		Class A-2A Note Reallocated Principal Distribution;
16		Class A-2B Note Reallocated Principal Distribution;
17		Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19		Class C Note Reallocated Principal Distribution;
20		Class D Note Reallocated Principal Distribution;
21		Deposit to the Reserve Account;
22		Any amounts owing to the Trustees; and
23		Remainder to the holder of the equity certificate.

D2.		Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1		Unreimbursed Servicer Advances;
2		Servicing Fee;
3		a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4		Class B Note Interest Distribution;
5		Class C Note Interest Distribution;
6		Class D Note Interest Distribution;
7		Class A-1 Note Principal Distribution;
8		Class A-2A Note Principal Distribution;
9		Class A-2B Note Principal Distribution;
10		Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12		Class C Note Principal Distribution;
13		Class D Note Principal Distribution;
14		Deposit to the Reserve Account;
15		Any amounts owing to the Trustees; and
16		Remainder to the holder of the equity certificate.

	E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

11/30/08	2.34%	0.94%	0.65%	0.43%	0.26%
10/31/08	1.59%	0.99%	0.59%	0.29%	0.24%
09/30/08	2.13%	0.94%	0.47%	0.30%	0.34%
08/31/08	2.28%	0.92%	0.43%	0.46%	0.13%
07/31/08	1.84%	1.05%	0.53%	0.15%	0.01%
06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

11/30/08	0.084%	512,589.86	4.32%
10/31/08	0.143%	874,178.10	4.89%
09/30/08	0.175%	1,069,732.18	4.88%
08/31/08	0.038%	234,995.48	4.51%
07/31/08	0.010%	60,919.90	5.58%
06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2008-VT1 Statistical Information by Business Units
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR
11/30/08	Avaya Portfolio	79,819,510.94	80,276,749.04	244,030.94	242,633.68	0.25%	0.25%	3.21%
11/30/08	DFS Portfolio	193,181,054.50	195,895,356.96	1,608,774.96	0.00	0.58%	0.00%	5.01%
11/30/08	Other	194,859,974.64	196,888,847.86	2,642,073.61	2,515,705.77	1.11%	1.06%	4.09%
	Totals	467,860,540.08	473,060,953.86	4,494,879.51	2,758,339.45	0.734%	0.4505%	4.32%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+%
11/30/08	Avaya Portfolio	98.37%	0.76%	0.35%	0.35%	0.09%	0.08%	0.00%
11/30/08	DFS Portfolio	96.53%	1.54%	0.72%	0.42%	0.59%	0.20%	0.00%
11/30/08	Other	93.05%	3.77%	1.39%	0.99%	0.42%	0.38%	0.00%
	Totals	95.40%	2.34%	0.94%	0.65%	0.43%	0.26%	0.00%

			No.of		No. of		No. of		No. of		No. of		No. of
Coll.			Delq		Delq		Delq		Delq 91-	Delq	Delq 121-	Delq	Delq 151-	Delq	No. of
Period	Portfolio Name	Delq. Current	Current	Delq 31-60	31-60	Delq 61-90	61-90	Delq 91-120	120	121-150	150	151-180	180	180+	Delq 180+
11/30/08	Avaya Portfolio.	78,968,279.06	2,901	610,653.30	62	277,983.26	23	284,194.11	15	69,927.79	9	65,711.52	8	0.00	0
11/30/08	DFS Portfolio	189,099,551.50	21,100	3,011,414.79	463	1,416,336.92	233	820,912.98	149	1,152,368.56	139	394,772.21	108	0.00	0
11/30/08	Other	183,208,916.68	13,342	7,427,646.72	465	2,732,136.25	167	1,951,761.93	93	818,670.77	54	749,715.51	48	0.00	0
	Totals	451,276,747.24	37,343	11,049,714.81	990	4,426,456.43	423	3,056,869.02	257	2,040,967.12	202	1,210,199.24	164	0.00	0